Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Summary of Significant Accounting Policies [Abstract]
Schedule of variable interest entities

	June 30, 2018	December 31, 2017

Current assets	$3,561,135	$3,053,731
Non-current assets	-	-
Total assets	3,561,135	3,053,731

Third-party liabilities	(813,389)	(575,935)
Intercompany payables*	(2,422,015)	(2,189,169)
Total liabilities	(3,235,404)	(2,765,104)
Net assets	$325,731	$288,627

*	Payables to Taizhou Fuling and Great Plastics are eliminated upon consolidation.

	For the six months ended
	June 30, 2018	June 30, 2017

Revenue	$4,989,316	$4,429,145
Net income	$31,262	$90,428

	For the six months ended
	June 30, 2018	June 30, 2017

Net cash (used in) provided by operating activities	$(156,097)	$674,715
Net cash provided by (used in) financing activities*	$232,846	$(527,627)
Net increase in cash and cash equivalents	$76,749	$147,088

*	Intercompany financing activities are eliminated upon consolidation.

Schedule of estimated useful lives for property, plant and equipment

Items	Useful life
Property and buildings	10–20 years
Leasehold improvement	Lesser of useful life and lease term
Machinery equipment	3–10 years
Transportation vehicles	4–10 years
Office equipment and furniture	3–5 years

Schedule of estimated useful lives for intangible assets
Items	Useful life
Land use rights	50 years
Trademark	10 years
Patents	7-10 years

Schedule of foreign currency translations
	June 30, 2018	December 31, 2017	June 30, 2017

Period-end spot rate	US $1=RMB 6.6171	US $1=RMB 6.5074	US $1=RMB 6.7794

Average rate	US $1=RMB 6.3655	US $1=RMB 6.7578	US $1=RMB 6.8749